Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2022
Consolidated statements of financial position [Abstract]
Schedule of property and equipment
	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2021	1,199,540	—	1,199,540
Additions	36,938	—	36,938
Disposals	—	—	—
Exchange differences	31,133	—	31,133
At December 31, 2021	1,267,611	—	1,267,611
Additions	160,491	—	160,491
Disposals	—	—	—
Exchange differences	25,236	—	25,236
At December 31, 2022	1,453,339	—	1,453,339

Accumulated depreciation
At January 1, 2021	(791,277)	—	(791,277)
Depreciation charge for the year	(181,900)	—	(181,900)
Disposals	—	—	—
Exchange differences	(20,060)	—	(20,060)
At December 31, 2021	(993,238)	—	(993,238)
Depreciation charge for the year	(113,894)	—	(113,894)
Disposals	—	—	—
Exchange differences	(17,286)	—	(17,286)
At December 31, 2022	(1,124,419)	—	(1,124,419)

Net book value
At December 31, 2021	274,373	—	274,373
At December 31, 2022	328,920	—	328,920

Schedule of right-of-use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2021	1,059,826	108,685	1,168,512
Additions	1,208,665	16,445	1,225,110
Disposals	—	—	—
Exchange differences	15,777	—	15,777
At December 31, 2021	2,284,269	125,130	2,409,399
Additions	281,429	—	281,429
Disposals	—	—	—
Exchange differences	13,645	—	13,645
At December 31, 2022	2,579,342	125,130	2,704,473

Accumulated depreciation
At January 1, 2021	(574,457)	(47,361)	(621,818)
Depreciation charge for the year	(342,897)	(28,654)	(371,551)
Disposals	—	—	—
Exchange differences	(7,952)	—	(7,952)
At December 31, 2021	(925,306)	(76,015)	(1,001,321)
Depreciation charge for the year	(354,408)	(30,024)	(384,432)
Disposals	—	—	—
Exchange differences	(6,911)	—	(6,911)
At December 31, 2022	(1,286,625)	(106,039)	(1,392,664)

Net book value
At December 31, 2021	1,358,962	49,116	1,408,078
At December 31, 2022	1,292,717	19,092	1,311,809

Schedule of intangible assets
	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2021	719,593	—	719,593
Additions	840	—	840
Reclassification	—	—	—
Exchange differences	508	—	508
At December 31, 2021	720,942	—	720,942
Additions	1,900	—	1,900
Reclassification	—	—	—
Exchange differences	408	—	408
At December 31, 2022	723,250	—	723,250

Accumulated amortization
At January 1, 2021	(369,410)	—	(369,410)
Amortization charge for the year*	(115,982)	—	(115,982)
Exchange differences	(334)	—	(334)
At December 31, 2021	(485,726)	—	(485,726)
Amortization charge for the year	(98,271)	—	(98,271)
Exchange differences	(348)	—	(348)
At December 31, 2022	(584,345)	—	(584,345)

Net book value
At December 31, 2021	235,216	—	235,216
At December 31, 2022	138,905	—	138,905

Schedule of group’s lease liabilities
Lease liabilities	2022	2021
	(in €)
As of January 1	1,432,526	559,041
Additions	281,429	1,225,110
Derecognition	(20,555)	(20,555)
Payments	(343,874)	(340,088)
Short-term liability for accrued interest expense	304	1,136
Foreign exchange difference	6,854	7,882
As of December 31	1,356,684	1,432,526

Schedule of amounts recognized in profit or loss
	2022	2021	2020
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	384,432	371,551	362,137
Interest expense on lease liabilities	21,947	14,055	7,311
Rental expense from leases	6,261	6,261	6,275
Thereof short-term leases (included in administrative expenses)	—	—	937
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	5,338
Total amounts recognized in profit or loss	412,640	391,867	375,723

Schedule of other assets
Other assets	December 31, 2022	December 31, 2021
	(in €)
Non-current other assets
Prepaid expense	308,066	336,566
Total	308,066	336,566
Current other assets
Prepayments on R&D projects	9,776,505	10,649,174
Prepaid expense	1,841,935	334,284
Employee benefits	2,552,071	—
Total	14,170,511	10,983,458
Total other assets	14,478,577	11,320,024

Schedule of reconciliation between the product of loss before tax
InflaRx Group	2022	2021	2020
		(in €)
Loss for the period (accounting profit before income tax)	(29,484,611)	(45,630,059)	(33,983,614)
Tax rate	29.2%	28.5%	28.7%
Tax benefits at tax rate	8,610,381	13,001,984	9,761,910
Temporary differences and tax losses for which no deferred tax asset was recognized	(7,480,169)	(10,988,805)	(11,492,449)
Non-recognition of tax effect on share-based payments	(1,251,830)	(1,959,606)	1,739,348
Non-deductible expenses for tax purposes	(22,067)	(3,758)	(71.365)
Other differences due to tax rate	143,686	(49,815)	62,556
Income tax	—	—	—

Schedule of financial assets and liabilities
Financial assets and financial liabilities	December 31, 2022	December 31, 2021
	(in €)
Financial assets at amortized cost
Non-current financial assets	2,900,902	27,206,990
Financial assets from government grants	732,971	—
Other current financial assets	64,791,088	57,162,266
Financial liabilities at amortized cost
Liabilities from government grants	6,209,266	8,300,000
Trade and other payables	4,987,538	8,574,244

Schedule of cash and cash equivalents
Cash and cash equivalents	December 31, 2022	December 31, 2021
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	3,422	12,584,892
Total	3,422	12,584,892
Cash at banks
Cash held in U.S. dollars	8,645,014	7,612,467
Cash held in U.S. Euro	7,616,918	6,052,636
Total	16,261,932	13,665,103
Total cash and cash equivalents	16,265,354	26,249,995

Schedule of trade and other payables
Trade and other Payables	December 31, 2022	December 31, 2021
	(in €)
Accrued liabilities from R&D projects	2,254,550	5,924,720
Accounts payable	1,566,400	1,685,037
Other accrued liabilities and payables	1,166,588	964,486
Total trade and other payables	4,987,538	8,574,243